Private Placement Warrants (Details) - Schedule of Inputs and Significant Assumptions Including Volatility - $ / shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Category of Revenue:
Stock price (in Dollars per share)	$ 0.49	$ 0.87
Exercise price (in Dollars per share)	$ 11.5	$ 11.5
Risk-free interest rate	4.87%	2.96%
Expected term (in years)	1 year 7 months 17 days	2 years 7 months 17 days
Expected dividend yield
Expected volatility	97.10%	58.70%